Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Disclosure of capital structure [Table Text Block]
	December 31, 2023	December 31, 2022
Equity attributable to owners of the Company	$248,652	$265,392
Debt	75,000	40,000
	$323,652	$305,392